UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010


Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                02/02/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        60
Form 13F Information Table Value Total:                  $679,573
                                                      (thousands)

List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE


NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)    PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  --------------  ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                   COM            00724F101  14671       555072    SH          SOLE               307129  11275  236668
AMERICAN  TOWER CORP            CL A           029912201  29518       663327    SH          SOLE               379088    750  283489
ANHEUSER BUSCH INBEV SA/NV      SPONSORED ADR  03524A108  11430       238085    SH          SOLE               132679    328  105078
AUTODESK INC                    COM            052769106   3395       139358    SH          SOLE                96967  10192   32199
BARD C R  INC                   COM            067383109   2231        28782    SH          SOLE                19966   2133    6683
BAXTER INTL INC                 COM            071813109   6303       155089    SH          SOLE                77962    205   76922
BERKSHIRE HATHAWAY INC DEL      CL B NEW       084670702  24838       311684    SH          SOLE               181532    340  129812
BOSTON SCIENTIFIC CORP          COM            101137107  10131      1746669    SH          SOLE               942283  26895  777491
C H ROBINSON WORLDWIDE INC      COM NEW        12541W209   2459        44179    SH          SOLE                30647   3277   10255
CHEVRON CORP NEW                COM            166764100  15277       225118    SH          SOLE               118201    280  106637
CISCO SYS INC                   COM            17275R102  14371       674390    SH          SOLE               389968    762  283660
COLGATE PALMOLIVE CO            COM            194162103  15391       195419    SH          SOLE                96933    245   98241
CONSOLIDATED TOMOKA LD CO       COM            210226106   1560        54743    SH          SOLE                37905   4077   12761
CORELOGIC INC                   COM            21871D103   9461       535732    SH          SOLE               324886   6446  204400
DUN & BRADSTREET CORP DEL NE    COM            26483E100  16324       243208    SH          SOLE               145327   3853   94028
ECOLAB INC                      COM            278865100   4403        98032    SH          SOLE                68083   7235   22714
EXXON MOBIL CORP                COM            30231G102  23318       408583    SH          SOLE               230782    468  177333
FEDEX CORP                      COM            31428X106   7846       111910    SH          SOLE                56270    145   55495
FIRST AMERN FINL CORP           COM            31847R102  19427      1532108    SH          SOLE               929448  18439  584221
FOSTER WHEELER AG               COM            H27178104   2784       132205    SH          SOLE                91688   9806   30711
GENERAL  DYNAMICS CORP          COM            369550108  15213       259791    SH          SOLE               152496    280  107015
HEWLETT PACKARD CO              COM            428236103   9969       230341    SH          SOLE               115881    303  114157
HOME DEPOT INC                  COM            437076102     90         3191    SH          SOLE                 3191      0       0
INTEL CORP                      COM            458140100  15973       821240    SH          SOLE               476533    905  343802
JACOBS ENGR GROUP INC DEL       COM            469814107  12329       338342    SH          SOLE               185395   6239  146708
JOHNSON & JOHNSON               COM            478160104  20358       344699    SH          SOLE               198013    365  146321
LEGG MASON INC                  COM            524901105  14413       514196    SH          SOLE               282641   9677  221878
LOWES COS INC                   COM            548661107  20205       989491    SH          SOLE               562916   1125  425450
MAXIM INTEGRATED PRODS INC      COM            57772K101  15266       912476    SH          SOLE               514221  22231  376024
MEDTRONIC INC                   COM            585055106  13116       361618    SH          SOLE               176526    460  184632
MICROCHIP TECHNOLOGY INC        COM            595017104   2976       107286    SH          SOLE                74532   7948   24806
MICROSOFT CORP                  COM            594918104  22604       982362    SH          SOLE               572090   1085  409187
MONSANTO CO NEW                 COM            61166W101  15161       328010    SH          SOLE               195863    354  131793
NETAPP INC                      COM            64110D104   2180        58434    SH          SOLE                40465   4343   13626
NOBLE CORPORATION BAAR          NAMEN -AKT     H5833N103   2662        86131    SH          SOLE                59471   6505   20155
NOVARTIS A G                    SPONSORED ADR  66987V109  19416       401815    SH          SOLE               238914    505  162396
OMNICOM GROUP INC               COM            681919106  13953       406799    SH          SOLE               223523   7914  175362
ORACLE CORP                     COM            68389X105  16323       760647    SH          SOLE               452795    829  307023
PAYCHEX INC                     COM            704326107  10856       418017    SH          SOLE               246453  10698  160866
PEOPLES UNITED FINANCIAL INC    COM            712704105   3449       255480    SH          SOLE               176949  18993   59538
PETSMART INC                    COM            716768106   3209       106362    SH          SOLE                72863   8204   25295
PRAXAIR INC                     COM            74005P104  11963       157428    SH          SOLE                82301    200   74927
PROCTER & GAMBLE CO             COM            742718109  13785       229821    SH          SOLE               114554    280  114987
QUALCOMM INC                    COM            747525103  16660       507310    SH          SOLE               300881    544  205885
SBA COMMUNICATIONS CORP         COM            78388J106   5821       171163    SH          SOLE               117500  13154   40509
SEI INVESTMENTS CO              COM            784117103  10258       503835    SH          SOLE               274044   8536  221255
ST JOE CO                       COM            790148100   1810        78152    SH          SOLE                54182   5790   18180
ST JUDE MED INC                 COM            790849103   3258        90271    SH          SOLE                62533   6727   21011
STERICYCLE INC                  COM            858912108  27006       411808    SH          SOLE               254791   7439  149578
SYSCO CORP                      COM            871829107  25002       875124    SH          SOLE               521627  14589  338908
TARGET CORP                     COM            87612E106  13059       265583    SH          SOLE               134047    353  131183
THERMO FISHER SCIENTIFIC INC    COM            883556102  24217       493724    SH          SOLE               299675   8887  185162
TOLL BROTHERS INC               COM            889478103   1855       113407    SH          SOLE                78941   8372   26094
TRACTOR SUPPLY CO               COM            892356106   1616        26509    SH          SOLE                18407   1994    6108
TRANSDIGM GROUP INC             COM            893641100   2822        55304    SH          SOLE                38258   4148   12898
UNILEVER N V                    N Y SHS NEW    904784709  11274       412652    SH          SOLE               243106    545  169001
UNITED TECHNOLOGIES CORP        COM            913017109  14361       221250    SH          SOLE               139650    219   81381
VULCAN MATLS CO                 COM            929160109   2696        61509    SH          SOLE                42669   4603   14237
WEATHERFORD INTERNATIONAL LT    REG            H27013103   1711       130202    SH          SOLE                90325   9681   30196
WELLS FARGO & CO NEW            COM            949746101   5539       216353    SH          SOLE               107759    290  108304